SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Stock option plan and employee share purchase plan
Employer match percentage	25.00%	25.00%
Vesting period	12 months	12 months
Infrastructure Systems and Computer Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	2 years
Infrastructure Systems and Computer Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	3 years